Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Morgan Stanley & Co. LLC

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

1585 Broadway

New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of WSTN Trust 2023-MAUI, Commercial Mortgage Pass-Through Certificates, Series 2023-MAUI. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Deutsche Bank Securities Inc. and Siebert Williams Shank & Co., LLC (collectively, and together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On July 10, 2023, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan that is secured by one mortgaged property (the “Mortgage Loan”).

From June 9, 2023 through July 10, 2023, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to

Member of Deloitte Touche Tohmatsu Limited

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the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

July 10, 2023

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Company, with respect to the Mortgage Loan (the “Source Documents”):

Draft loan agreement, draft promissory notes A-1 and A-2 (collectively, the “Loan Agreement”);

Draft guaranty of recourse obligations (the “Guaranty”);

Draft cash management agreement (the “Cash Management Agreement”);

Real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Hotel management agreements and hotel franchise agreements (collectively, the “Management Agreement”);

Ground lease, amendments to the ground lease, ground lease abstract and ground lease estoppels (collectively, the “Ground Lease”);

Phase I environmental report (the “Phase I Report”); and

Underwritten financial summary (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Unique ID	Identification purposes only - not applicable
3	Loan/Property Name	Identification purposes only - not applicable
4	Street Address	Appraisal Report
5	City	Appraisal Report
6	State	Appraisal Report
7	County	Appraisal Report
8	Zip Code	Appraisal Report
9	Property Type	Appraisal Report
10	Property Type Detail	Appraisal Report
11	Hotel Flag	Management Agreement
12	Hotel Brand	Management Agreement
13	Brand Management Agreement Initial Maturity	Management Agreement
14	Brand Management Agreement Renewal Options	Management Agreement
15	Brand Management Agreememtn Fully Extended Maturity	Management Agreement
16	Year Built	Appraisal Report
17	Most Recent Renovation	Appraisal Report
18	Total Property Rooms	Appraisal Report
19	Total Property Occupancy Rate	Underwritten Financial Summary Report
20	Occupancy As of Date	Underwritten Financial Summary Report
21	Total Debt Original Balance	Loan Agreement
22	Total Debt Cut-off Date Balance	Loan Agreement
23	Whole Loan Original Balance	Loan Agreement
24	Whole Loan Cut-off Date Balance	Loan Agreement
25	Whole Loan Per Room	Refer to calculation procedures
26	Mortgage Loan Original Balance	Loan Agreement
27	Mortgage Loan Cut-off Date Balance	Loan Agreement
28	Companion Loan Original Balance	Not Applicable
29	Companion Loan Cut-off Date Balance	Not Applicable
30	Loan Purpose	None - Company Provided
31	Borrower	Loan Agreement
32	Sponsor	Loan Agreement
33	Carve-Out Guarantor(s)	Guaranty
34	Title Type	None - Company Provided
35	Ground Lessor	Ground Lease
36	Ground Lease Expiration	Ground Lease
37	Mortgage Loan Monthly IO Payment	Refer to calculation procedures
38	Mortgage Loan Annual IO Debt Service	Refer to calculation procedures

	Characteristic	Source Document
39	Whole Loan Monthly IO Payment	Refer to calculation procedures
40	Whole Loan Annual IO Debt Service	Refer to calculation procedures
41	Monthly P&I Payment	Not Applicable
42	Annual P&I Debt Service	Not Applicable
43	Interest Accrual Method	Loan Agreement
44	Interest Accrual Start	Loan Agreement
45	Interest Accrual End	Loan Agreement
46	Grace Period (Late Fee)	Loan Agreement
47	Grace Period (Default)	Loan Agreement
48	IO Term (mos)	Loan Agreement
49	Original Amortization Term	Loan Agreement
50	Amortization Type	Loan Agreement
51	Origination Date	Loan Agreement
52	First Payment Date	Loan Agreement[1]
53	Interest Rate	None - Company Provided
54	Administrative Fee Rate	None - Company Provided
55	Net Interest Rate	Refer to calculation procedures
56	Original Loan Term (mos)	Loan Agreement
57	Remaining Loan Term (mos)	Refer to calculation procedures
58	Seasoning	Refer to calculation procedures
59	Maturity Date	Loan Agreement
60	Whole Loan Balloon Balance	Loan Agreement
61	Mortgage Loan Balloon Balance	Loan Agreement
62	Companion Loan Balloon Balance	Not Applicable
63	Lockout Expiration Date	Loan Agreement
64	Open Period Begin Date	Loan Agreement
65	Prepay Description	Loan Agreement[1]
66	Appraisal Date	Appraisal Report
67	Appraisal Value	Appraisal Report
68	Cut-off Date LTV	Refer to calculation procedures
69	Maturity Date LTV	Refer to calculation procedures
70	Fourth Most Recent NOI Date	Underwritten Financial Summary Report
71	Fourth Most Recent NOI	Underwritten Financial Summary Report
72	Third Most Recent NOI Date	Underwritten Financial Summary Report
73	Third Most Recent NOI	Underwritten Financial Summary Report
74	Second Most Recent NOI Date	Underwritten Financial Summary Report
75	Second Most Recent NOI	Underwritten Financial Summary Report

1 We observed a First Payment Date of 9/1/2023 in the related Loan Agreement. We were instructed by representatives of the Company to (i) assume a First Payment Date of August 1, 2023 and (ii) add 1 period to the “L(#)” component of the Prepay Description.

	Characteristic	Source Document
76	Most Recent NOI Date	Underwritten Financial Summary Report
77	Most Recent Description	Underwritten Financial Summary Report
78	Most Recent Revenue	Underwritten Financial Summary Report
79	Most Recent Expenses	Underwritten Financial Summary Report
80	Most Recent NOI	Underwritten Financial Summary Report
81	Most Recent NCF	Underwritten Financial Summary Report
82	Underwritten Revenue	Underwritten Financial Summary Report
83	Underwritten Expenses	Underwritten Financial Summary Report
84	Underwritten NOI	Underwritten Financial Summary Report
85	Underwritten IO NOI DSCR	Refer to calculation procedures
86	Underwritten P&I NOI DSCR	Not Applicable
87	Underwritten NOI Debt Yield	Refer to calculation procedures
88	Underwritten Replacement Reserve	Underwritten Financial Summary Report
89	Underwritten TI/LC Reserve	Underwritten Financial Summary Report
90	Underwritten NCF	Underwritten Financial Summary Report
91	Underwritten IO NCF DSCR	Refer to calculation procedures
92	Underwritten P&I NCF DSCR	Not Applicable
93	Underwritten NCF Debt Yield	Refer to calculation procedures
94	Major Tenant 1	Not Applicable
95	Major Tenant 1 UW Base Rent	Not Applicable
96	Major Tenant 1 % UW Base Rent	Not Applicable
97	Major Tenant 1 Sq. Ft.	Not Applicable
98	Major Tenant 1 Expiration	Not Applicable
99	Major Tenant 2	Not Applicable
100	Major Tenant 2 UW Base Rent	Not Applicable
101	Major Tenant 2 % UW Base Rent	Not Applicable
102	Major Tenant 2 Sq. Ft.	Not Applicable
103	Major Tenant 2 Expiration	Not Applicable
104	Major Tenant 3	Not Applicable
105	Major Tenant 3 UW Base Rent	Not Applicable
106	Major Tenant 3 % UW Base Rent	Not Applicable
107	Major Tenant 3 Sq. Ft.	Not Applicable
108	Major Tenant 3 Expiration	Not Applicable
109	Major Tenant 4	Not Applicable
110	Major Tenant 4 UW Base Rent	Not Applicable
111	Major Tenant 4 % UW Base Rent	Not Applicable
112	Major Tenant 4 Sq. Ft.	Not Applicable
113	Major Tenant 4 Expiration	Not Applicable
114	Major Tenant 5	Not Applicable
115	Major Tenant 5 UW Base Rent	Not Applicable

	Characteristic	Source Document
116	Major Tenant 5 % UW Base Rent	Not Applicable
117	Major Tenant 5 Sq. Ft.	Not Applicable
118	Major Tenant 5 Expiration	Not Applicable
119	Lockbox	Cash Management Agreement
120	Cash Management	Cash Management Agreement
121	Engineering Report Date	Engineering Report
122	Environmental Phase I Report Date	Phase I Report
123	Environmental Phase II Report Date	Not Applicable
124	Seismic Report Date	Not Applicable
125	Seismic PML	Not Applicable
126	Additional Financing	Loan Agreement
127	In Place/Future	Loan Agreement
128	Additional Financing Type	Not Applicable
129	Additional Financing Original Balance	Not Applicable
130	Additional Financing Cut-off Date Balance	Not Applicable
131	Additional Financing Cumulative Loan Per Room	Not Applicable
132	Additional Financing Cumulative LTV	Not Applicable
133	Additional Financing Lender	Not Applicable
134	Additional Financing Interest Rate	Not Applicable
135	Additional Financing Interest Accrual Method	Not Applicable
136	Additional Financing Amortization Type	Not Applicable
137	Additional Financing Origination Date	Not Applicable
138	Additional Financing Monthly IO Payment	Not Applicable
139	Additional Financing Annual IO Payment	Not Applicable
140	Additional Financing Monthly P&I Payment	Not Applicable
141	Additional Financing Annual P&I Payment	Not Applicable
142	Additional Financing Cumulative IO DSCR on NCF	Not Applicable
143	Additional Financing Cumulative P&I DSCR on NCF	Not Applicable
144	Additional Financing Cumulative Debt Yield on NOI	Not Applicable
145	Additional Financing Cumulative Debt Yield on NCF	Not Applicable
146	Real Estate Tax Escrow - Initial	Loan Agreement
147	Real Estate Tax Escrow - Ongoing	Loan Agreement
148	Insurance Escrow - Initial	Loan Agreement
149	Insurance Escrow - Ongoing	Loan Agreement
150	Replacement Reserve Escrow - Initial	Loan Agreement
151	Replacement Reserve Escrow - Ongoing	Loan Agreement
152	Immediate Repairs Escrow - Initial	Loan Agreement

	Characteristic	Source Document
153	Immediate Repairs Escrow – Ongoing	Loan Agreement
154	Rollover Escrow – Initial	Loan Agreement
155	Rollover Escrow – Ongoing	Loan Agreement
156	Other Escrow Required	Loan Agreement
157	Other Escrow Description	Loan Agreement
158	Other Escrow Initial	Loan Agreement
159	Other Escrow Ongoing	Loan Agreement

Calculation Procedures

With respect to Characteristic 25, we recomputed the Whole Loan Per Room by dividing the (i) Whole Loan Cut-off Date Balance by (ii) Total Property Rooms.

With respect to Characteristic 37, we recomputed the Mortgage Loan Monthly IO Payment by dividing (i) the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 38, we recomputed the Mortgage Loan Annual IO Debt Service as the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 39, we recomputed the Whole Loan Monthly IO Payment by dividing (i) the product of (a) the Whole Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 40, we recomputed the Whole Loan Annual IO Debt Service as the product of (a) the Whole Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 55, we recomputed the Net Interest Rate as the difference of (a) the Interest Rate and (b) the Administrative Fee Rate.

With respect to Characteristic 57, we recomputed the Remaining Loan Term (mos) as the difference of (a) the Original Loan Term (mos) and (b) the Seasoning.

With respect to Characteristic 58, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of July 1, 2023 (the “Cut-off Date.”).

With respect to Characteristic 68, we recomputed the Cut-off Date LTV by dividing the (i) Whole Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 69, we recomputed the Maturity Date LTV by dividing the (i) Whole Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 85, we recomputed the Underwritten IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Whole Loan Annual IO Debt Service.

With respect to Characteristic 87, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Whole Loan Cut-Off Date Balance.

With respect to Characteristic 91, we recomputed the Underwritten IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Whole Loan Annual IO Debt Service.

With respect to Characteristic 93, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Whole Loan Cut-Off Date Balance.